--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S LETTER
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

    For the period September 1, 1997 through February 28, 1998, the fund's total return was 12.6%, compared with 8.32% for the Morgan Stanley Capital International EAFE Index and 7.10% for the Lipper International Fund Index average. The most important financial event of the period was the crisis in Asia. Some of you may recall that our 1997 Semi-Annual Report highlighted the developing problems in Thailand as important warnings for the region. While we did not expect a crisis of the magnitude that ensued, we reduced our exposure last year as events unfolded so that our exposure to Southeast Asia was only 3.8% at the beginning of October. Of course, European markets fell at the same time, but these markets had more than regained their losses by the end of this February.

    As in the past three years, the fund continues to have its heaviest weighting in Europe, which has been enjoying a sustained bull market. Our European investments remain focused on banking/financial services and technology consulting. There are several positive developments in European financial services. First, interest trends have been generally positive, especially in Spain, Italy and Portugal, which have made dramatic, positive economic reforms in anticipation of their participation in the European Economic and Monetary Union next year. Second, a tremendous wave of restructuring and consolidation has occurred, all with the intent of improving profitability. Finally, the stock market strength has sparked a boom in money management, which is dominated by the banks. Our bank holdings include Credito Italiano, Banca Commerciale Italiana, and Bank of Scotland.

    Information technology consulting continues to flourish in Europe. Consultants are benefiting from several major factors including corporate restructuring, preparation for Year 2000 and the upcoming European Economic and Monetary Union. When we visited a number of these companies, last fall, they all indicated that, for now, their growth is limited only by their ability to find qualified employees. As always, we will continue to monitor these companies. Our holdings include Misys, Cap Gemini, and Computer Management Group.

    The fund continues to be very underweighted in the Japanese market. While we have previously been more optimistic about a recovery in Japan, the economy continues to flounder, and it now appears the situation will get worse before improving.

We appreciate your support.

Sincerely,

William R. Anderson
William R. Andersen
Portfolio Manager
April 22, 1998

Investment Philosophy: We seek to achieve superior investment returns primarily by investing in companies outside the U.S. that are currently demonstrating rapid growth in their sales and earnings and which, in our judgment, have the ability to continue or accelerate their growth rates in the future. We manage our portfolio actively (above average turnover) to insure that we are fully invested in companies that meet these criteria.

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                                                   DRIEHAUS        EAFE
                                                                   --------        ----
  Year ended 2/28/98                                                20.55%        15.48%
  Three Years ended 2/28/98                                         26.19%        11.68%
  Five Years ended 2/28/98                                          21.61%        13.12%
  Since Inception (7/1/90 - 2/28/98)                                17.31%         6.64%

    Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                     Measurement Period
                   (Fiscal Year Covered)                          DRIEHAUS            EAFE
07/01/90                                                             100000.00         100000.00
09/30/90                                                              86601.02          78801.44
12/31/90                                                              89754.80          87098.93
03/31/91                                                             102614.03          93572.94
06/30/91                                                             105602.44          88466.98
09/30/91                                                             105218.54          96051.34
12/31/91                                                             109186.45          97660.58
03/31/92                                                             117066.13          86071.08
06/30/92                                                             125981.92          87890.81
09/30/92                                                             118237.08          89215.53
12/31/92                                                             118560.94          85772.87
03/31/93                                                             135189.08          96054.29
06/30/93                                                             142779.49         105715.74
09/30/93                                                             163310.68         112727.08
12/31/93                                                             205951.97         113701.00
03/31/94                                                             175416.95         117675.75
06/30/94                                                             170317.78         123687.96
09/30/94                                                             190876.43         123807.75
12/31/94                                                             177912.96         122544.75
03/31/95                                                             169278.50         124827.48
06/30/95                                                             186040.29         125733.79
09/30/95                                                             207509.22         130975.58
12/31/95                                                             210088.28         136279.28
03/31/96                                                             239280.38         140217.08
06/30/96                                                             268838.01         142435.56
09/30/96                                                             253344.15         142256.88
12/31/96                                                             261497.17         144520.10
03/31/97                                                             270881.64         142256.54
06/30/97                                                             270881.64         142256.54
09/30/97                                                             320208.32         159585.99
12/31/97                                                             299239.34         147089.51
02/28/98                                                             340122.14         163686.18

    The "Driehaus" performance data shown above includes the performance of the Driehaus International Large Cap Fund, L.P. (the "Partnership"), the Fund's predecessor, for the periods before the Fund's registration statement became effective. The Partnership was established on July 1, 1990 and the Fund succeeded to the Partnership's assets on October 28, 1996. The Partnership was not registered under the Investment Company Act of 1940 and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Partnership's performance has been restated to reflect the expenses of the Fund.

    Performance data presented measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

    The graph compares the results of a $100,000 investment in the Fund, on July 1, 1990 (the date of the Partnership's inception), with all dividends and capital gains reinvested, with the EAFE Index with dividends reinvested.

    The EAFE Index (Morgan Stanley Capital International, Europe, Australia, Far East Index) is an unmanaged index that is a generally accepted benchmark for major overseas markets. Data is in U.S. dollars and includes reinvestment of dividends. Source: Morgan Stanley Capital International.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                 Number         Market
                                   of           Value
                                 Shares        (Note A)
---------------------------------------------------------
EQUITY SECURITIES -- 96.4%
---------------------------------------------------------
EUROPE -- 79.9%

  FRANCE -- 15.6%
    Accor SA.................       23,650   $  5,460,728
    Alcatel Alsthom SA.......       21,415      2,785,334
    Axa-UAP SA...............       41,875      4,050,458
    Cap Gemini Sogeti SA.....       62,924      7,233,499
    Pechiney SA..............       51,902      2,301,346
    PSA Peugeot Citroen......       45,380      6,461,266
    Societe Television
      Francaise..............       24,425      2,647,357
    Unibail (Union du Credit-
      Bail Immobilier).......        2,576        280,898
    Valeo SA.................       27,095      2,318,254
                                             ------------
                                               33,539,140
                                             ------------

  UNITED KINGDOM -- 14.3%
    Bank of Scotland.........      529,562      6,038,073
    COLT Telecom Group PLC --
      ADR**..................       45,122      3,790,248
    Corporate Services Group
      PLC....................      232,905        920,347
    Lloyds TSB Group PLC.....      152,205      2,290,535
    Misys PLC................      168,376      7,415,931
    Pearson PLC..............      177,600      2,646,387
    PizzaExpress PLC.........       56,923        746,041
    Vodafone Group PLC --
      ADR....................       79,535      7,038,848
                                             ------------
                                               30,886,410
                                             ------------
  GERMANY -- 8.1%
    Adidas-Salomon AG........       32,964      5,195,014
    Bayerische Motoren Werke
      AG.....................        4,017      4,021,958
    Porsche AG (Pref.).......        1,600      2,794,860
    SAP AG (Pref.)...........       12,974      5,356,862
                                             ------------
                                               17,368,694
                                             ------------

---------------------------------------------------------
                                 Number         Market
                                   of           Value
                                 Shares        (Note A)
  ITALY -- 7.4%
    Banca Commerciale
      Italiana SpA...........      898,495   $  4,102,212
    Banca di Roma SpA**......    1,395,000      1,925,536
    Credito Italiano SpA.....    1,475,146      5,663,333
    Ericsson SpA.............       32,520      1,735,539
    Telecom Italia Mobile
      SpA....................      535,833      2,450,916
                                             ------------
                                               15,877,536
                                             ------------
  IRELAND -- 6.3%
    Allied Irish Banks PLC...       75,215        970,917
    Bank of Ireland..........       61,155      1,172,051
    CBT Group PLC-ADR **.....       61,466      5,624,139
    Saville Systems Ireland
      PLC -- ADR**...........      124,865      5,853,047
                                             ------------
                                               13,620,154
                                             ------------
  SWITZERLAND -- 5.3%
    Baloise Holding Ltd. ....        1,335      2,906,327
    Credit Suisse Group......       14,030      2,533,354
    Jelmoli Holding AG.......        2,100      2,057,645
    Novartis AG..............        2,215      4,040,307
                                             ------------
                                               11,537,633
                                             ------------
  SPAIN -- 5.3%
    Tabacalera SA-A..........       54,800      5,532,838
    Tele Pizza SA **.........       51,063      5,785,471
                                             ------------
                                               11,318,309
                                             ------------
  FINLAND -- 5.0%
    Nokia Corp. OY -- ADR....       20,765      2,092,074
    Raisio Group PLC.........       29,145      4,855,481
    TT Tieto OY-B............       24,884      3,770,789
                                             ------------
                                               10,718,344
                                             ------------
  SWEDEN -- 3.9%
    Ericsson (LM) Telephone
      Co. -- ADR.............       46,150      2,091,172
    Skandinviska Enskilda
      Banken -- A............      269,620      3,855,832
    WM Data AB-B.............      108,575      2,535,899
                                             ------------
                                                8,482,903
                                             ------------

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                 Number         Market
                                   of           Value
                                 Shares        (Note A)
---------------------------------------------------------
  NETHERLANDS -- 3.3%
    ASM Lithography Holding
      NV -- ADR**............       34,810   $  3,250,384
    CMG PLC..................      108,840      3,908,241
                                             ------------
                                                7,158,625
                                             ------------
  NORWAY -- 2.1%
    Merkantildata ASA........       61,105      2,845,769
    NCL Holding ASA**........      447,400      1,684,630
                                             ------------
                                                4,530,399
                                             ------------
  DENMARK -- 1.9%
    Novo-Nordisk AS-B........       27,614      4,131,138
                                             ------------
  PORTUGAL -- 1.1%
    Telecel-Comunicacoes
      Pessoais SA**..........       17,130      2,281,787
                                             ------------
  TURKEY -- 0.2%
    Akbank T.A.S.............    6,198,400        489,965
                                             ------------
  RUSSIA -- 0.1%
    Novosibrisk
      Telephone**............        4,000        235,200
                                             ------------
    Total Europe.............                 172,176,237
                                             ------------
FAR EAST -- 7.8%
  AUSTRALIA -- 3.6%
    Coles Myer Ltd. .........      524,295      2,721,681
    Woolworths Ltd. .........    1,220,586      5,022,406
                                             ------------
                                                7,744,087
                                             ------------
  JAPAN -- 2.4%
    Nintendo Co., Ltd. ......       28,400      2,607,773
    NTT Data Corp. ..........           52      2,523,232
                                             ------------
                                                5,131,005
                                             ------------
  HONG KONG -- 1.8%
    CLP Holdings Ltd.........      338,900      1,759,614
    HSBC Holdings PLC........       77,800      2,250,855
                                             ------------
                                                4,010,469
                                             ------------
    Total Far East...........                  16,885,561
                                             ------------

---------------------------------------------------------
                                 Number         Market
                                   of           Value
                                 Shares        (Note A)
NORTH AMERICA -- 3.7%
  MEXICO -- 3.7%
    Cifra SA de CV-V.........      678,835   $  1,314,101
    Corporacion Interamerica
      de Enterenimiento
      SA-B**.................      205,980      1,570,793
    Desc SA de CV-C..........            1              7
    Fomento Economico
      Mexicano SA
      de CV-B................      118,985        897,602
    Grupo Financiero Banamex
      Accival SA de CV-B**...      477,997      1,202,910
    Grupo Financiero Bancomer
      SA
      de CV-B**..............    1,841,105      1,062,733
    Grupo Televisa SA --
      ADR**..................       53,945      1,888,075
                                             ------------
                                                7,936,221
                                             ------------
    Total North America......                   7,936,221
                                             ------------

MIDDLE EAST -- 1.9%
  ISRAEL -- 1.9%
    ECI Telecommunications
      Ltd....................       45,293      1,316,328
    Nice Systems Ltd. --
      ADR**..................       62,262      2,743,419
                                             ------------
                                                4,059,747
                                             ------------
    Total Middle East........                   4,059,747
                                             ------------

AFRICA -- 1.9%
  SOUTH AFRICA -- 1.9%
    Liberty Life Association
      of Africa Ltd..........      139,285      4,228,009
                                             ------------
    Total Africa.............                   4,228,009
                                             ------------

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                 Number         Market
                                   of           Value
                                 Shares        (Note A)
---------------------------------------------------------
SOUTH AMERICA -- 1.2%
  BRAZIL -- 1.2%
    Telebras -- ADR..........       16,640   $  2,037,360
    Inepar S.A. -- Industria
      E Construcoes..........  446,315,000        521,290
                                             ------------
                                                2,558,650
                                             ------------
  Total South America........                   2,558,650
                                             ------------
---------------------------------------------------------
  TOTAL INVESTMENTS (COST
    $165,731,786)............        96.4%    207,844,425
  Other Assets in Excess of
    Liabilities..............         3.6%      7,740,843
                               -----------   ------------
  Net Assets.................       100.0%   $215,585,268
=========================================================

---------------------------------------------------------

                                   of           Value
                                 Shares        (Note A)
  The federal income tax basis and unrealized
  appreciation (depreciation) for all securities is as
  follows:
Basis....................................  $165,731,786
                                           ============
Gross Appreciation.......................  $ 43,972,632
Gross Depreciation.......................    (1,859,993)
                                           ------------
    Net Appreciation.....................  $ 42,112,639
                                           ============

** Non-income producing security.

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                      SCHEDULE OF INVESTMENTS BY INDUSTRY
                               FEBRUARY 28, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                          PERCENT OF
               INDUSTRY                   NET ASSETS
               --------                   ----------
Automobiles...........................        6.2%
Banking...............................       14.5%
Beverages & Tobacco...................        3.0%
Broadcast & Publishing................        3.3%
Business & Publishing Services........        3.4%
Computer Software & EDP Services......       14.8%
Drugs.................................        3.8%
Electrical & Electronics..............        2.1%
Electronic Systems/Devices............        2.7%
Energy Equipment......................        0.2%
Financial Services....................        1.1%
Food Processors.......................        2.3%
Industrial Components.................        1.1%
Insurance.............................        5.2%
Leisure & Tourism.....................        4.1%

                                          PERCENT OF
               INDUSTRY                   NET ASSETS
               --------                   ----------
Merchandising.........................        4.5%
Metals Non-Ferrous....................        1.1%
Multi-Industry........................        1.3%
Office/Communications Equipment.......        3.2%
Photo-Optical Equipment...............        1.5%
Real Estate...........................        0.1%
Recreation............................        3.6%
Retailing -- Foods....................        3.0%
Retailing -- Goods....................        0.6%
Telecommunications....................        8.9%
Utilities.............................        0.8%
Other Assets Less Liabilities.........        3.6%
                                            ------
TOTAL.................................      100.0%
                                            ======

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                         February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
    Investments, at market value (Cost $165,731,786)........    $207,844,425
    Cash....................................................       6,307,521
    Receivables:
         Dividends..........................................         159,398
         Interest...........................................          62,479
         Investment securities sold.........................      11,458,073
    Prepaid insurance.......................................          15,289
    Deferred organizational costs...........................          94,112
                                                                ------------
----------------------------------------------------------------------------
             TOTAL ASSETS...................................     225,941,297
                                                                ------------
----------------------------------------------------------------------------
LIABILITIES:
    Investment securities purchased.........................       9,930,737
    Foreign currency forward contracts......................          21,335
    Accrued expenses........................................         170,124
    Payable to affiliates...................................         233,833
                                                                ------------
----------------------------------------------------------------------------
             TOTAL LIABILITIES..............................      10,356,029
                                                                ------------
----------------------------------------------------------------------------
NET ASSETS..................................................    $215,585,268
                                                                ============
SHARES OUTSTANDING..........................................      18,000,293
                                                                ============
NET ASSET VALUE PER SHARE...................................    $      11.98
                                                                ============
============================================================================
NET ASSETS CONSISTED OF THE FOLLOWING AT FEBRUARY 28, 1998:
    Paid-in capital.........................................    $182,747,111
    Undistributed net investment loss.......................      (1,249,277)
    Undistributed net realized loss.........................      (7,157,468)
    Undistributed net realized foreign exchange loss........        (896,882)
    Unrealized foreign exchange gain........................          29,145
    Unrealized appreciation on investments..................      42,112,639
                                                                ------------
             NET ASSETS.....................................    $215,585,268
                                                                ============
============================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
               For the period ended February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
    Income:
         Dividends (net of non-reclaimable foreign taxes of
         $28,911)...........................................    $   220,642
         Interest...........................................        363,143
                                                                -----------
---------------------------------------------------------------------------
           Total income.....................................        583,785
                                                                -----------
---------------------------------------------------------------------------
    Expenses:
         Investment advisory fee............................      1,384,537
         Administration fee.................................        115,271
         Professional fees..................................         44,629
         Federal and state registration fees................         18,348
         Custodian fee......................................        191,562
         Transfer agent fees................................         19,487
         Trustees' fees.....................................         22,315
         Amortization of organization costs.................         12,750
         Miscellaneous......................................         24,163
                                                                -----------
---------------------------------------------------------------------------
           Total expenses...................................      1,833,062
                                                                -----------
---------------------------------------------------------------------------
                  Net investment loss.......................     (1,249,277)
                                                                -----------
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss from security transactions............     (6,731,058)
    Net realized foreign exchange loss......................       (896,882)
    Net change in unrealized foreign exchange gain..........         53,216
    Net change in unrealized appreciation of investments....     32,791,767
                                                                -----------
---------------------------------------------------------------------------
                  Net realized and unrealized gain on
                  investments...............................     25,217,043
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $23,967,766
                                                                ===========
===========================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    FOR THE PERIOD
                                                                                       FROM THE
                                                                                     COMMENCEMENT
                                                                                    OF OPERATIONS
                                                               FOR THE PERIOD      OCTOBER 28, 1996
                                                                    ENDED              THROUGH
                                                              FEBRUARY 28, 1998    AUGUST 31, 1997
                                                                 (UNAUDITED)          (AUDITED)
                                                              -----------------    ----------------
INCREASE IN NET ASSETS:
    Operations:
         Net investment loss................................    $ (1,249,277)        $   (784,650)
         Net realized and unrealized gain on investments....      25,217,043           22,693,875
                                                                ------------         ------------
         Net increase in net assets resulting from
           operations.......................................      23,967,766           21,909,225
                                                                ------------         ------------
---------------------------------------------------------------------------------------------------
    Distributions to shareholders from:
         Net investment income..............................     (17,535,705)                  --
         Capital gains......................................      (1,131,486)                  --
                                                                ------------         ------------
         Total distributions to shareholders................     (18,667,191)                  --
                                                                ------------         ------------
---------------------------------------------------------------------------------------------------
    Capital share transactions:
         Shares purchased...................................      19,982,839          166,480,305
         Shares reinvested..................................      18,666,481                   --
         Shares redeemed....................................      (8,909,721)          (7,944,848)
                                                                ------------         ------------
             Net increase in net assets derived from capital
               share transactions...........................      29,739,599          158,535,457
                                                                ------------         ------------
             Total increase in net assets...................      35,040,174          180,444,682
                                                                ------------         ------------
---------------------------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------------------------
    Beginning of period.....................................     180,545,094              100,412
                                                                ------------         ------------
    End of period...........................................    $215,585,268         $180,545,094
                                                                ============         ============
===================================================================================================

    Capital share transactions are as follows:

         Shares purchased...................................       1,768,972           15,894,033
         Shares reinvested..................................       1,840,876                   --
         Shares redeemed....................................        (781,749)            (731,880)
                                                                ------------         ------------
             Net increase from capital share transactions...       2,828,099           15,162,153
                                                                ============         ============
===================================================================================================

     Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                      FOR THE PERIOD
                                                                                         FROM THE
                                                                                       COMMENCEMENT
                                                                                      OF OPERATIONS
                                                                 FOR THE PERIOD      OCTOBER 28, 1996
                                                                      ENDED              THROUGH
                                                                FEBRUARY 28, 1998    AUGUST 31, 1997
                                                                   (UNAUDITED)          (AUDITED)
                                                                -----------------    ----------------
Net asset value, beginning of period........................      $  11.90             $  10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss.......................................      $  (0.07)            $  (0.05)
  Net gains on investments (both realized and unrealized)...          1.35                 1.95
                                                                  --------             --------
    Total from investment operations........................          1.28                 1.90
                                                                  --------             --------
  LESS DISTRIBUTIONS:
  Dividends from net investment income......................         (1.13)                0.00
  Distributions from capital gains..........................         (0.07)                0.00
                                                                  --------             --------
    Total distributions.....................................         (1.20)                0.00
                                                                  --------             --------
Net asset value, end of period..............................      $  11.98             $  11.90
                                                                  ========             ========
Total Return................................................         12.65%**             19.00%**
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................      $215,585             $180,545
  Ratio of expenses to average net assets...................          1.99%*               2.11%*+
  Ratio of net investment loss to average net assets........         (1.35)%*             (0.67)%*+
  Portfolio turnover........................................        154.31%**            380.02%**
  Annualized portfolio turnover.............................        311.18%*             450.35%*

--------------------------------------------------------------------------------

 * Annualized

** Not Annualized

+ Such ratios are after transfer agent waivers. The transfer agent voluntarily waived a portion of its fees. The ratio of expenses, before fees waived, to average net assets is 2.13%.

Average commission rate paid per share on stock transactions for the period ended February 28, 1998 was $0.009. Foreign commissions usually are lower than U.S. commissions when expressed as cents per share due to the lower per share price of many non-U.S securities.

      Notes to Financial Statements are an integral part of this Schedule.

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION

    The Driehaus International Growth Fund (the "Fund") is a series of the Driehaus Mutual Funds (the "Trust"), a registered management investment company. The Trust is a Delaware business trust organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Fund commenced operations on October 28, 1996, as the successor to the assets of the Driehaus International Large Cap Fund, L.P. (the "Partnership"), a limited partnership organized on July 1, 1990.

    The Fund's investment objective is to maximize capital appreciation by investing primarily in the equity securities of foreign companies with market capitalizations of more than $300 million (U.S.) using growth style investment criteria. The Fund will not invest in securities with market capitalizations of less than $200 million.

SECURITIES VALUATION AND TRANSACTIONS

    Depending upon local convention or regulation, equity securities may be valued at the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

    Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date.

    The Fund accrues income and expenses daily. This change in net asset value is allocated daily.

FEDERAL INCOME TAXES

    No provision is made for Federal income taxes as it is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to make all the required distributions to its shareholders in amounts sufficient to relieve the Fund from all or substantially all Federal income and excise taxes.

    At February 28, 1998, the Fund made a reclassification of $5,628,357 from undistributed net realized loss to paid-in capital to reflect the characterization of certain income and capital gains distributions for federal income tax purposes in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies." This adjustment is the result of the realization and distribution of unrealized gains that were transferred into the Fund from the Partnership at the commencement of operations on October 28, 1996.

FOREIGN CURRENCY TRANSLATION

    Foreign currency is translated into U.S. dollar values based upon the current rates of exchange on the date of the Fund's valuation.

    Net realized foreign exchange gains or losses which are reported by the Fund result from sales of foreign currencies, currency gains and losses on trans-

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)
--------------------------------------------------------------------------------

action hedges arising from changes in exchange rates between the trade and settlement dates on forward contracts underlying securities transactions, and the difference between the amounts accrued for dividends, interest, and reclaimable foreign withholding taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities, (other than investments in securities) which are denominated in foreign currencies, as a result of changes in exchange rates.

    Net realized foreign exchange gains or losses on portfolio hedges result from the non-speculative use of forward contracts with respect to portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Fund engaged in no portfolio hedging during the period ended February 28, 1998.

    The Fund does not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments held. These fluctuations are included with the net realized and unrealized gains or losses which result from changes in the market prices of investments.

DEFERRED ORGANIZATION COSTS

    Organization costs incurred by the Fund have been deferred and are being amortized over a period of 60 months.

USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND TRANSACTIONS WITH
   AFFILIATES

    Richard H. Driehaus, the Chairman of the Board and President of the Trust, is also Chairman of the Board, sole director, and sole shareholder of Driehaus Capital Management, Inc., a registered investment adviser, and of Driehaus Securities Corporation, a registered broker-dealer.

    Driehaus Capital Management, Inc. ("DCM") serves as the Fund's investment adviser. In return for its services to the Fund, DCM receives a monthly fee, computed and accrued daily at an annual rate of 1.5% of average net assets. The amount accrued to DCM during the period ended February 28, 1998 was $1,384,537 of which $233,833 is included in Payable to affiliates. DCM agreed to reduce its fee and absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) will not exceed 2.25% of the average net assets of the Fund on an annual basis for the first twelve months of the Fund's operations after the effective date of the Fund's registration statement.

    Driehaus Securities Corporation ("DSC") acted as the Fund's distributor through December 18, 1997. Subsequent to this time Driehaus Mutual Funds became self-distributed.

    DSC acts as a broker for the Fund for domestically traded securities. For the period ended February 28, 1998, the Fund paid a total of $1,307,567 in brokerage commissions to all brokers. During that period DSC traded 1,996,858 shares and received $159,749 in commissions. A portion of these commissions is, in

--------------------------------------------------------------------------------
                       DRIEHAUS INTERNATIONAL GROWTH FUND
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)
--------------------------------------------------------------------------------

turn, paid by DSC to third parties for clearing and floor brokerage services.

    Certain officers of the Trust are also officers of DCM and DSC. No such officers received compensation from the Fund.

    PFPC Inc., a wholly owned, indirect subsidiary of PNC Bank, serves as the Fund's administrative and accounting agent. In compensation for its services, PFPC Inc. receives a monthly fee based upon average net assets plus out-of-pocket expenses. PFPC Inc. also acts as the Fund's transfer agent and dividend disbursing agent.

C. INVESTMENT TRANSACTIONS

    The aggregate purchases and sales of investment securities, other than short-term obligations, for the period ended February 28, 1998, were as follows:

            Purchases                                      $279,578,351
            Sales                                          $268,754,182

D. RESTRICTED SECURITIES

    The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under rule 144A under the Securities and Exchange Act of 1933. At February 28, 1998, there were no such securities in the Fund's portfolio.

E. LINES OF CREDIT

    Driehaus Mutual Funds has a $5 million committed line of credit and a $5 million un-committed line of credit. These lines of credit are available primarily to meet large, unexpected shareholder withdrawals. For the period ended February 28, 1998, no borrowing was made on these lines of credit.

F. OFF BALANCE SHEET RISKS

    The Fund's investments in foreign securities may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets. It is DCM's policy to continuously monitor the Fund's exposure to these risks.

   Directors & Officers

   Richard H. Driehaus
   Chairman of the Board & President

   Arthur B. Mellin
   Trustee

   Robert F. Moyer
   Senior Vice President & Trustee

   A.R. Umans
   Trustee

   Daniel Zemanek
   Trustee

   William R. Andersen
   Vice President

   Diane L. Wallace
   Vice President & Treasurer

   Mary H. Weiss
   Vice President & Secretary

   Robert H. Buchen
   Vice President

   Martin A. Brown
   Vice President

   Investment Adviser

   DRIEHAUS CAPITAL
   MANAGEMENT, INC.
   25 East Erie Street
   Chicago, IL 60611

   Distributor

   DRIEHAUS MUTUAL
   FUNDS
   25 East Erie Street
   Chicago, IL 60611

   Administrator & Transfer Agent

   PFPC INC.
   400 Bellevue Parkway
   Suite 108
   Wilmington, DE 19809

   Custodian

   MORGAN STANLEY
   TRUST COMPANY
   One Pierrepont Plaza
   Brooklyn, NY 11201

                           DRIEHAUS MUTUAL FUNDS LOGO

                       DRIEHAUS INTERNATIONAL GROWTH FUND

                                Distributed by:
                             DRIEHAUS MUTUAL FUNDS

                               SEMI-ANNUAL REPORT
                                TO SHAREHOLDERS
                               FEBRUARY 28, 1998

               This report has been prepared for the shareholders
               of the Fund and is not an offering to sell or buy
                any Fund securities. Such offering is only made
                           by the Fund's prospectus.